Aug-18-03 11:24am From- T-696 P.003/003 F-937

Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Certifys

1-11661

NYSE

03027966

RECD S.E.C.

AUG 18 2003

1086

August 18, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
AUG 22 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, LEHMAN ABS CORPORATION, 1,000,000 Corporate Backed Trust Certificates, Goldman Sachs Note-Backed Series 2003-12, Class A-1 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on August 18, 2003. Tentative listing date – Not yet determined.

Sincerely,